Income Taxes (Details 3) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Noncurrent deferred tax assets:
Employee compensation	$ 378,003
Debt issuance costs	323,183
Revenue recognition	156,022	22,226
Federal and state net operating loss	4,082,297	63,229
Foreign net operating loss	258,083
Total deferred tax assets	5,197,588	85,455
Noncurrent deferred tax liabilities:
Fixed assets	(653,819)
Intangibles	(1,808,960)
Deferred tax liabilities	(2,462,779)
Valuation allowance	(2,734,809)	(85,455)
Deferred taxes after valuation allowance